Shareholder Report, Holdings (Details) - C000262035 [Member]	Nov. 30, 2025
Anywhere Real Estate, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
HF Sinclair Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
United Natural Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Delek US Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PBF Energy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Lyft, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cushman & Wakefield Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ProPetro Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hovnanian Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%